Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Loans from Shareholder

At June 30, 2024 and December 31, 2023, the Company held loans from one major shareholder (also the Company’s senior officer) for $1,365,246 and $1,180,046, respectively. At June 30, 2024 and December 31, 2023, the Company held loan from another major shareholder for $608,631 for settling the litigation. There are no written loan agreements for these loans. These loans are unsecured, non-interest bearing and have no fixed terms of repayment, and therefore, deemed payable on demand. Cash flows from loans from shareholder are classified as cash flows from financing activities.

On May 31, 2023, the Board of Directors of Bio Essence Corp. (the “Company”), approved a debt-to-equity conversion. The Company and Ms. Yan (the Company’s Chief Executive Officer also the Company’s major shareholder) agreed to a debt conversion whereby Ms. Yan receives 5,000,000 shares of the Company’s common stock in exchange for retirement of the $2,500,000 debt. The Board of Directors of the Company executed the Consent Resolution on June 2, 2023. On June 2, 2023, the closing price of the Company’s common stocks trading on OTC Market was $0.51 per share. The Company incurred $50,000 loss from this conversion.